Taxes - Schedule of Income Tax Provision (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Current income tax expense:
Total current income tax expense	$ 224,863	$ 1,762,925	$ 1,345,848	$ 1,414,234
Deferred income expense:
Total deferred income tax expense	1,248	9,782	5,319	65,745
Total income tax expense	226,111	1,772,707	1,351,167	1,479,979
BVI [Member]
Current income tax expense:
Total current income tax expense
Deferred income expense:
Total deferred income tax expense
Hong Kong [Member]
Current income tax expense:
Total current income tax expense	224,863	1,762,925	1,345,848	1,414,234
Deferred income expense:
Total deferred income tax expense	$ 1,248	$ 9,782	$ 5,319	$ 65,745